Investment Strategy	May 05, 2026
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in affiliated exchange-traded funds (“ETFs”) and in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000® Index (the “Index”). The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, it undergoes an annual reconstitution in June of each year. As of September 30, 2025, the capitalization range of U.S. stocks comprising the Index is approximately $10 million to $25.18 billion. This Fund invests using a value investing style, including value style ETFs. Value funds and ETFs typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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In determining the allocation between the ETFs and the sub-advised portfolio, the Adviser, in consultation with an outside market strategy group, considers, among other things, the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

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In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks and affiliated exchange-traded funds (“ETFs”). The Fund will normally invest at least 80% of the Fund’s total assets in ETFs and in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style, including value style ETFs. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

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In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in stocks of small and mid-cap companies. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index. As of September 30, 2025, the market capitalization of the companies appearing in the Russell MidCap Growth® Index ranged from $1.1 billion to $127.2 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

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The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks and affiliated exchange-traded funds (“ETFs”). Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

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In determining the allocation between the ETFs and the sub-advised portfolio, among other things, the Adviser, in consultation with an outside market strategy group, considers the short term versus a longer outlook, market stability and volatility, and whether the environment appears to be in a normal pro-growth, neutral, or contraction cycle.

●

The Fund invests using a growth investing style, including growth style ETFs. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

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To achieve its goals, the Fund primarily invests in equity securities (currently affiliated Exchange-Traded Funds (“ETFs”)), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Adviser is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Adviser will adjust those allocations from time to time in response to market changes.

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The Fund’s fixed income holdings invest at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

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In managing the fixed income securities, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The fixed income holdings are meant to anticipate shifts in the business cycle and assists in determining types of bonds and industry sectors to target. In choosing individual securities, the fixed income portion of the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Investment Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Investment Manager’s investment criteria.

●	The Fund’s equity securities sector currently consists of affiliated ETFs.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable. The ETFs are passively managed. They are reviewed at the time of readjustment of the portfolios, which occurs twice a year. Securities that are determined to be in violation of the filters (as a result of changes since the initial review) between adjustment times will be liquidated from the portfolio at the time of the readjustment.

Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities, preferred securities and exchange-traded funds. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

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In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

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In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

Timothy Plan International Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations.

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The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

●

The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

●	The Fund allocates investments across countries and regions at the Manager’s discretion.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

Timothy Plan Israel Common Values Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
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The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (“ADRs”) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

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The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

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Real Estate Investment Trusts (“REITs”), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

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Commodities-based securities, including but not limited to, affiliated exchange-traded funds (“ETFs”), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

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Various fixed income securities and Treasury Inflation-Protected Securities (“TIPS”). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (“CPI”). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

●	Cash and cash equivalents.

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During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

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The Fund and the ETFs will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Timothy Partners, Ltd. (“TPL”) is Investment Adviser to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values. The Adviser establishes the Biblically Responsible Investing parameters that are employed by the research service provider in the creation of the “excluded list of companies” that may not be placed into any Timothy Plan portfolio. The research company may not alter, delete, or employ additional parameters without the prior knowledge and consent of the Adviser. In the event a company is discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practicable.

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Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified.”

Timothy Plan Strategic Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Effective May 1, 2026, the portfolio will be rebalanced with the following allocation method in the table below. The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-40%
High Dividend Stock ETF	0-20%
US Small Cap Core ETF	0-20%
International ETF	0-30%
Fixed Income ETF	0-30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Adviser also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Timothy Plan Conservative Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Effective May 1, 2026, the portfolio will be rebalanced with the following allocation method in the table below. The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

TIMOTHY PLAN TRADITIONAL FUNDS	% OF FUND’S NET ASSETS INVESTED IN TRADITIONAL FUNDS
High Yield Bond Fund	0-15%
International Fund	0-20%

TIMOTHY PLAN EXCHANGE-TRADED FUNDS	% OF FUND’S NET ASSETS INVESTED IN ETFS
US Large/Mid Cap Core ETF	0-30%
High Dividend Stock ETF	0-25%
US Small Cap Core ETF	0-15%
International ETF	0-25%
Fixed Income ETF	20-40%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.